Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 818,166	$ 546,527	$ 696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	3,518	5,360
Trade receivables from sales of cobalt	1,199	3,975
Refundable deposit - 777 PMPA	9,413	8,717
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	818,166	546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	3,518	5,360
Trade receivables from sales of cobalt	1,199	3,975
Refundable deposit - 777 PMPA	9,413	8,717
Other accounts receivables	1,500	743
Maximum exposure to credit risk related to financial assets	$ 833,796	$ 565,322